MEZZANINE EQUITY, COMMON STOCK AND STOCKHOLDERS’ DEFICIT - SCHEDULE OF STOCK OPTION ACTIVITY (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Shares
Beginning balance (in shares)	21,543,828	27,613,830
Granted during the period (in shares)		324,442
Exercised during the period (in shares)	(3,581,521)	(4,310,197)
Cancelled and forfeited during the period (in shares)	(276,657)	(2,084,247)
Ending balance (in shares)	17,685,650	21,543,828	27,613,830
Options vested and expected to vest (in shares)	17,685,650	21,543,828
Options exercisable (in shares)	15,905,386	18,793,618
Weighted-Average Exercise Price
Beginning balance, Weighted-Average Exercise Price (in dollars per share)	$ 2.19	$ 2.33
Granted during the period, Weighted-Average Exercise Price (in dollars per share)		10.10
Exercised during the period, Weighted-Average Exercise Price (in dollars per share)	1.87	2.20
Cancelled and forfeited during the period, Weighted-Average Exercise Price (in dollars per share)	4.51	5.18
Ending balance, Weighted-Average Exercise Price (in dollars per share)	2.22	2.19	$ 2.33
Options vested and expected to vest, Weighted-Average Exercise Price (in dollars per share)	2.22	2.19
Options exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 1.75	$ 1.58
Weighted- Average Remaining Life
Weighted- Average Remaining Life	5 years 9 months 3 days	6 years 6 months 7 days	7 years 7 months 2 days
Options vested and expected to vest, Weighted-Average Remaining Life	5 years 9 months 3 days	6 years 6 months 7 days
Options exercisable, Weighted-Average Remaining Life	5 years 6 months 21 days	6 years 3 months 21 days
Total Intrinsic Value (in thousands)
Total Intrinsic Value (in thousands)	$ 632,774	$ 304,590	$ 197,536
Options vested and expected to vest, Total Intrinsic Value	632,774	304,590
Options exercisable, Total Intrinsic Value	$ 576,535	$ 277,127